Goodwill - Changes in Carrying Amount of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 76	$ 82
Business combination	42
Foreign currency translation	(2)	(6)
Goodwill, Ending Balance	116	76
Microcontrollers and Digital ICs Group (MDG) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	74	80
Business combination	42
Foreign currency translation	(2)	(6)
Goodwill, Ending Balance	114	74
Analog and MEMS Group (AMG) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	2	2
Goodwill, Ending Balance	$ 2	$ 2